FAIR VALUE MEASUREMENTS (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Debt Securities, Held-to-maturity, Fair Value to Amortized Cost [Abstract]
Fair Value		$ 116,722,922
Assets:
Cash held in the Trust Account	$ 0	959
Marketable securities held in Trust Account	116,805,500	116,726,978
U.S. Treasury Securities
Assets:
Cash held in the Trust Account		959
Marketable securities held in Trust Account	116,777,000	116,726,019
Level 1
Debt Securities, Held-to-maturity, Fair Value to Amortized Cost [Abstract]
Amortized Cost	116,777,000	116,726,019
Gross Holding Gain	28,500
Gross Holding Loss		(3,097)
Fair Value	$ 116,805,500	116,722,922
Level 1 | U.S. Treasury Securities
Debt Securities, Held-to-maturity, Fair Value to Amortized Cost [Abstract]
Amortized Cost		116,726,019
Gross Holding Loss		$ (3,097)